SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Utility and Telecommunications Fund (the “Fund”)

Jack Spudich, CFA has announced his intention to retire from Allspring Global Investments, LLC in June 2025. He will continue to serve as portfolio manager of the Fund until September 30, 2024. After that date, all references to Jack Spudich, CFA in the Fund’s prospectuses and statement of additional information are hereby removed.

May 30, 2024	SUP0667 05-24